FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 68,200	$ 61,698
Financial assets, at fair value	68,200	61,698
Disclosure of financial liabilities [line items]
Financial liabilities	310,677	285,251
Financial liabilities	309,580	284,508
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	14,494	14,769
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	7,692	6,812
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	46,014	40,117
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	6,372	5,689
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	10	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	304,295	279,562
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,301	14,232
Financial liabilities	13,768	13,471
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	14,301	14,232
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	228,414	204,558
Financial liabilities	227,703	204,502
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	228,414	204,558
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,897	16,002
Financial liabilities	17,044	16,076
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	16,897	16,002
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	245,311	220,560
Financial liabilities	244,747	220,578
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	245,311	220,560
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	47,257	45,700
Financial liabilities	47,257	45,700
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	6,372	5,560
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	10	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	40,875	40,140
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,808	4,759
Financial liabilities	3,808	4,759
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	129
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,808	4,630
Equity derivatives
Disclosure of financial assets [line items]
Financial assets, carrying value	6,589	5,744
Financial assets, at fair value	6,589	5,744
Equity derivatives | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	3,602	3,913
Equity derivatives | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	2,987	1,831
Equity derivatives | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	8,951	8,142
Financial assets, at fair value	8,951	8,142
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	38	41
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	8,913	8,101
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	16,242	15,051
Financial assets, at fair value	16,242	15,051
Cash And Cash Equivalents1 | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	16,242	15,051
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	30,033	25,887
Financial assets, at fair value	30,033	25,887
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	11,431	10,029
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	7,687	6,812
Other financial assets | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	10,915	9,046
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	21,925	20,760
Financial assets, at fair value	21,925	20,760
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	3,063	4,740
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	5	0
Trade receivables and other [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	18,857	16,020
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,351	1,383
Financial assets, at fair value	2,351	1,383
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,402	1,383
Loans to government [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	949	0
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,211	2,730
Financial assets, at fair value	3,211	2,730
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	860	788
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,608	1,506
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	743	436
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	8,931	7,888
Financial assets, at fair value	8,931	7,888
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	6,931	5,287
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,690	2,092
Fixed income securities and other | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 310	$ 509